25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 5) - Foreign Exchange Risk [Member] - Cash Flow Hedges [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) R
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative instrument, Fair value	R$ 76,164
Non-derivative instrument, Fair value	R$ (576,877)	[1]
Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2020
Notional	R$ 218,000
Average rate | R	4.1141
Derivative instrument, Fair value	R$ 19,009
Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	2nd Qtr. 2020
Notional	R$ 27,000
Average rate | R	4.1032
Derivative instrument, Fair value	R$ 1,631
Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	3rd Qtr. 2020
Notional	R$ 22,000
Average rate | R	4.1485
Derivative instrument, Fair value	R$ 1,893
Non-Deliverable Forward [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	4th Qtr. 2020
Notional	R$ 9,000
Average rate | R	4.109
Derivative instrument, Fair value	R$ 308
Collar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2020
Notional	R$ 343,000
Average rate | R	4.0711
Derivative instrument, Fair value	R$ 9,114
Collar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	2nd Qtr. 2020
Notional	R$ 326,000
Average rate | R	4.0775
Derivative instrument, Fair value	R$ 8,987
Collar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	3rd Qtr. 2020
Notional	R$ 242,000
Average rate | R	4.1973
Derivative instrument, Fair value	R$ 22,299
Collar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	4th Qtr. 2020
Notional	R$ 154,000
Average rate | R	4.2046
Derivative instrument, Fair value	R$ 12,923
Bond BRF SA BRFSBZ5 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	USD Exports
Liabilities	USD
Maturity	2nd Qtr. 2022
Notional	R$ 109,312
Average rate | R	2.0213
Non-derivative instrument, Fair value	R$ (278,077)	[1]
Bond BRF SA BRFSBZ3 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged object	USD Exports
Liabilities	USD
Maturity	2nd Qtr. 2023
Notional	R$ 150,000
Average rate | R	2.0387
Non-derivative instrument, Fair value	R$ (298,800)	[1]

[1]	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.